Note 32 - Capital Base and Capital Management (Table)	12 Months Ended
Dec. 31, 2020
Capital Base And Capital Management
Eligible Capital Resources
Eligible capital resources (Millions of Euros)
	Notes	2020	2019	2018
Capital	26	3.267	3.267	3.267
Share premium	27	23.992	23.992	23.992
Retained earnings, revaluation reserves and other reserves	28	30.344	29.269	26.029
Other equity instruments, net		42	56	50
Treasury shares	29	(46)	(62)	(296)
Profit (loss) attributable to the parent company	6	1.305	3.512	5.400
Interim dividend		-	(1.084)	(1.109)
Total equity		58.904	58.950	57.333
Accumulated other comprehensive income (loss)	30	(14.356)	(10.226)	(10.223)
Non-controlling interest	31	5.472	6.201	5.764
Shareholders' equity		50.020	54.925	52.874
Goodwill and other intangible assets		(3.455)	(6.803)	(8.199)
Indirect and synthetic treasury shares		(320)	(422)	(135)
Deductions		(3.775)	(7.225)	(8.334)
Differences from solvency and accounting perimeter		(186)	(215)	(176)
Equity not eligible at solvency level		(186)	(215)	(176)
Other adjustments and deductions (1)		(3.128)	(3.832)	(4.049)
Common Equity Tier 1 (CET 1)		42.931	43.653	40.313
Additional Tier 1 before Regulatory Adjustments		6.666	6.048	5.634
Tier 1		49.597	49.701	45.947
Tier 2		8.548	8.304	8.756
Total Capital (Total Capital=Tier 1 + Tier 2)		58.145	58.005	54.703

Total Minimum equity required		45.042	46.540	41.576

Regulatory Capital
Amount of capital CC1 (Millions of Euros)

	2020	2019 (*)	2018 (*)
Capital and share premium	27.259	27.259	27.259
Retained earnings and equity instruments	29.974	29.127	25.896
Other accumulated income and other reserves	(14.023)	(10.133)	(10.130)
Minority interests	3.656	4.404	3.809
Net interim attributable profit	860	1.316	3.188
Common Equity Tier I (CET1) before other regulatory adjustments	47.726	51.974	50.022
Goodwill and intangible assets	(3.455)	(6.803)	(8.199)
Direct and indirect holdings in own Common Equity Tier I instruments	(366)	(484)	(432)
Deferred tax assets	(1.478)	(1.420)	(1.463)
Other deductions and filters (**)	504	386	386
Total common equity Tier 1 regulatory adjustments	(4.795)	(8.321)	(9.709)
Common equity TIER 1 (CET1)	42.931	43.653	40.313
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	6.130	5.400	5.005
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	536	648	629
Additional Tier 1 (CET 1) before regulatory adjustments	6.666	6.048	5.634
Additional Tier 1 (AT1)	6.666	6.048	5.634
Tier 1 (Common equity TIER 1+ additional TIER 1)	49.597	49.701	45.947
Capital instruments and share premium accounted as Tier 2	4.540	3.242	3.768
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	3.410	4.512	4.409
Credit risk adjustments	604	631	579
Tier 2 before regulatory adjustments	8.554	8.385	8.756
Tier 2 regulatory adjustments	(6)	(82)	-
Tier 2	8.548	8.304	8.756
Total capital (Total capital=Tier 1 + Tier 2)	58.145	58.005	54.703
Total RWA's	353.273	364.448	348.264
CET 1 (phased-in)	12,2%	12,0%	11,6%
Tier 1 (phased-in)	14,0%	13,6%	13,2%
Total capital (phased-in)	16,5%	15,9%	15,7%

Table of Leverage Ratio
Leverage ratio
	2020	2019	2018
Tier 1 (millions of euros) (a)	49.597	49.701	45.947
Exposure (millions of euros) (b)	741.095	731.087	705.299
Leverage ratio (a)/(b) (percentage)	6,69%	6,80%	6,51%